Intangible Assets - Schedule of Major Class of Our Intangible Assets, Other than Goodwill (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount	$ 13,962,115	$ 15,608,085
Less : Accumulated amortization	(6,668,278)	(5,702,024)
Less : Accumulated impairment for intangible assets	(3,400,709)	(3,510,236)
Intangible assets, net	3,893,128	6,395,825
Patent [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount	4,506,822	4,818,262
Less : Accumulated amortization	(3,603,509)	(3,281,463)
Technology [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount	9,455,293	9,759,823
Less : Accumulated amortization	(3,064,769)	(2,391,950)
Customer Relation [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount		1,030,000
Less : Accumulated amortization		$ (28,611)
Minimum [Member] | Patent [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	6 months
Minimum [Member] | Technology [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	2 years
Maximum [Member] | Patent [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	2 years 2 months 1 day
Maximum [Member] | Technology [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	4 years